owners' equity (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries with significant non-controlling interests
Schedule of authorized share capital

As at December 31	2025		2024
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Schedule of purchase of Common Shares for cancellation pursuant to normal course issuer bid

	2025
Year ended December 31 (millions)	Common Shares	Cost [1]
Normal course issuer bid period
December 17, 2025 – December 16, 2026 [2]	2	$40

1	Includes excise tax of $NIL.
2

On December 15, 2025, we announced that we had received approval for a normal course issuer bid to purchase and cancel up to 28 million of our Common Shares (up to a maximum of $500) from December 17, 2025, to December 16, 2026. Additionally, we are able to enter into an automatic share purchase plan with a broker for the purpose of permitting us to purchase our Common Shares under the normal course issuer bid at times we would not otherwise be permitted to trade in our own Common Shares, including during regularly scheduled quarterly internal blackout periods. Such purchases will be determined by the broker in its sole discretion based on parameters we have established. We record a liability and charge share capital and retained earnings for purchases that may occur during such blackout periods based upon the parameters of the normal course issuer bid as at the statement of financial position date.

Telus International (Cda) Inc.
Subsidiaries with significant non-controlling interests
Schedule of changes in interests and amounts

	Economic interest [1]		Voting interest [1]
	2025	2024	2025	2024
Interest in TELUS International (Cda) Inc., beginning of period	57.6%	56.0%	87.0%	85.4%
Effect of
TELUS Corporation acquisition of shares from non-controlling interests [2]	43.0	2.0	7.3	0.3
Share-based compensation and other [3]	(0.6)	(0.4)	(0.2)	—
Non-controlling interests conversion of multiple voting shares to subordinate voting shares	—	—	5.9	1.3
Interest in TELUS International (Cda) Inc., end of period	100.0%	57.6%	100.0%	87.0%

1	Our economic and voting interests differ due to the voting rights associated with the multiple voting shares held by TELUS Corporation.
2	Acquisition of shares from non-controlling interests resulted in a reduction in non - controlling interests of $844 million (2024 – $55 million), with the balance of the effects of consideration paid being allocated as set out in the Privatization section following.
3	Equity settlement of share-based compensation resulted in an increase in non-controlling interests of $26 million (2024 – $16 million), with the balance of consideration received credited to contributed surplus.

Schedule of Non-controlling interests

Years ended December 31 (millions)	2025 [1]	2024
Net income (loss)	$(346)	$(56)
Other comprehensive income	(11)	73
Comprehensive income (loss)	$(357)	$17

1Amounts for the year ended December 31, 2025, reflect amounts allocated to non-controlling interests prior to privatization.

Schedule of summarized financial information of Subsidiary

As at, or for the years ended, December 31 (millions)	2025	2024
Statement of financial position [1]
Current assets	—	$1,437
Non-current assets	—	$5,493
Current liabilities	—	$1,477
Non-current liabilities	—	$2,639
Statement of income and other comprehensive income [1,2]
Revenue and other income	$3,220	$3,724
Net income (loss)	$(561)	$(84)
Comprehensive income (loss)	$(587)	$85
Statement of cash flows [1,2]
Cash provided by operating activities	$(14)	$537
Cash used by investing activities	$(225)	$(147)
Cash provided (used) by financing activities	$307	$(321)

1	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
2	Amounts for the year ended December 31, 2025, are prior to privatization.

Schedule of changes in ownership interest

Years ended December 31 (millions)	2025	2024 [1]
Consolidated statement of changes in owners’ equity effects (transactions with non-controlling interests)
Common Share capital	$43	$—
Contributed surplus	28	30
Accumulated other comprehensive income	60	—
Non-controlling interests	(844)	(55)
Consideration (acquisition of shares from non-controlling interests)
Cash	(713)	(25)
Common Shares	(43)	—
	(756)	(25)
Other transaction costs [2] (charged to contributed surplus)	(30)	—
	$(786)	$(25)

1	The acquisition of subordinate voting shares from non-controlling interests in the year ended December 31, 2024, was effected through the facilities of the Toronto Stock Exchange and was not in connection with the June 12, 2025, non-binding indication of interest and the related subsequent activity.
2	Net of income taxes of $1.

Terrion wireless tower infrastructure
Subsidiaries with significant non-controlling interests
Schedule of Non-controlling interests

For the year [1] ended December 31 (millions)	2025
Net income	$9
Other comprehensive income	—
Comprehensive income	$9

1The year ended December 31, 2025, is the 160-day period from the date of establishment, July 24, 2025, through December 31, 2025, inclusive.

Schedule of summarized financial information of Subsidiary

As at, or for the year [1] ended, December 31 (millions)	2025
Statement of financial position [2]
Current assets	$33
Non-current assets	$658
Current liabilities	$37
Non-current liabilities	$314
Statement of income and other comprehensive income [2]
Revenue and other income	$54
Net income [3]	$18
Comprehensive income [3]	$18
Statement of cash flows [1]
Cash provided by operating activities	$35
Cash used by investing activities [4]	$(12)
Cash provided by financing activities	$(10)

1	The year ended December 31, 2025, is the 160-day period from the date of establishment, July 24, 2025, through December 31, 2025, inclusive.
2	As required by IFRS Accounting Standards, this summarized financial information excludes inter-company eliminations.
3	As Terrion is a partnership, no provision is made for income taxes in respect of the partners in determining Terrion’s net income and comprehensive income.
4	Includes additions (excluding additions from leases) to property, plant and equipment of $17 and change in associated non-cash investing working capital of $(5).

Schedule of changes in ownership interest

Year ended December 31, 2025 (millions)	Issue of equity	Other	Net
Net cash proceeds	$1,261	$(15)	$1,246
Income taxes	—	2	2
	$1,261	$(13)	$1,248
Contributed surplus			$458
Non-controlling interest			790
			$1,248